401(k) Plan - Additional Information (Detail) - Internal Revenue Code [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Sponsor Location [Extensible List]	gaap:DomesticPlanMember	us-gaap:DomesticPlanMember
Defined Contribution Plan, Tax Status [Extensible List]	gaap:QualifiedPlanMember	gaap:QualifiedPlanMember
Contribution by company	$ 0.2	$ 0.1
Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent of match	4.00%	4.00%